Noncontrolling Interests	12 Months Ended
Dec. 31, 2017
Noncontrolling Interests
Noncontrolling Interests

13.Noncontrolling Interests

The company applies the provisions of ASC 810-10-45, which establishes accounting and reporting standards for ownership interests in subsidiaries held by parties other than the parent, the amount of consolidated net earnings attributable to the parent and to the noncontrolling interests, changes in a parent’s ownership interest and the valuation of retained noncontrolling equity investments when a subsidiary is deconsolidated.

As required by ASC 810-10-45, the company has separately disclosed on the face of the Consolidated Statement of Earnings for all periods presented the amount of net earnings attributable to the company and the amount of net earnings attributable to noncontrolling interests. For the years ended December 31, 2017, 2016 and 2015, net earnings attributable to noncontrolling interests were $73 million, $46 million and $62 million, respectively. Income taxes associated with earnings attributable to noncontrolling interests were immaterial in all periods presented. Distributions paid to noncontrolling interests were $47 million, $58 million and $59 million for the years ended December 31, 2017, 2016 and 2015, respectively. Capital contributions by noncontrolling interests were $6 million, $9 million and $5 million for the years ended December 31, 2017, 2016 and 2015, respectively.